UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    April 30, 2014 / Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—19.3%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,136,997	$13,527,981
Oppenheimer Currency Opportunities Fund, Cl. I2	707,046	9,898,639
Oppenheimer Global Multi Strategies Fund, Cl. I2	648,996	17,373,626
Oppenheimer Gold & Special Minerals Fund, Cl. I2	577,376	10,444,739
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,773,906	43,540,789
Oppenheimer Real Estate Fund, Cl. I	594,554	15,648,651

		110,434,425

Domestic Equity Funds—20.6%
Oppenheimer Capital Appreciation Fund, Cl. I	758,223	47,100,803
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	536,430	17,632,457
Oppenheimer Value Fund, Cl. I	1,741,234	53,612,582

		118,345,842

Domestic Fixed Income Funds—42.8%
Oppenheimer Core Bond Fund, Cl. I	21,582,950	148,059,040
Oppenheimer Limited-Term Government Fund, Cl. I	7,493,327	68,339,144
Oppenheimer Master Loan Fund, LLC	2,001,215	28,690,652

		245,088,836

Foreign Equity Funds—4.6%
Oppenheimer Developing Markets Fund, Cl. I	113,252	4,188,048
Oppenheimer International Growth Fund, Cl. I	277,978	10,799,452
Oppenheimer International Small Company Fund, Cl. I	80,586	2,645,640
Oppenheimer International Value Fund, Cl. I	487,850	9,093,515

		26,726,655

Foreign Fixed Income Fund—11.3%
Oppenheimer International Bond Fund, Cl. I	10,575,801	64,829,662

Money Market Fund—1.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[3]	7,192,913	7,192,913
Total Investments, at Value (Cost $505,663,514)	99.9%	572,618,333

Assets in Excess of Other Liabilities	0.1	391,076

Net Assets	100.0%	$573,009,409

1      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS    April 30, 2014 / Unaudited

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2014
Oppenheimer Capital Appreciation Fund, Cl. I	836,423	16,724	94,924	758,223
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	3,900,433	309,045	72,481	4,136,997
Oppenheimer Core Bond Fund, Cl. I	20,779,782	1,173,654	370,486	21,582,950
Oppenheimer Currency Opportunities Fund, Cl. I	703,120	116,273	112,347	707,046
Oppenheimer Developing Markets Fund, Cl. I	111,683	3,603	2,034	113,252
Oppenheimer Global Multi Strategies Fund, Cl. I	561,059	98,227	10,290	648,996
Oppenheimer Gold & Special Minerals Fund, Cl. I	427,561	159,765	9,950	577,376
Oppenheimer Institutional Money Market Fund, Cl. E	6,710,370	606,033	123,490	7,192,913
Oppenheimer International Bond Fund, Cl. I	9,873,734	884,792	182,725	10,575,801
Oppenheimer International Growth Fund, Cl. I	339,038	6,277	67,337	277,978
Oppenheimer International Small Company Fund, Cl. I	97,886	1,805	19,105	80,586
Oppenheimer International Value Fund, Cl. I	556,717	10,861	79,728	487,850
Oppenheimer Limited-Term Government Fund, Cl. I	7,015,394	606,398	128,465	7,493,327
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	616,057	12,003	91,630	536,430
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,285,100	553,585	64,779	3,773,906
Oppenheimer Master Loan Fund, LLC	1,948,059	87,609	34,453	2,001,215
Oppenheimer Real Estate Fund, Cl. I	611,102	15,188	31,736	594,554
Oppenheimer Value Fund, Cl. I	2,051,888	50,483	361,137	1,741,234

2      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$47,100,803	$—		$615,295
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	13,527,981	—		(14,250)
Oppenheimer Core Bond Fund, Cl. I	148,059,040	1,291,443		(757,045)
Oppenheimer Currency Opportunities Fund, Cl. I	9,898,639	—		(51,925)
Oppenheimer Developing Markets Fund, Cl. I	4,188,048	—		(1,286)
Oppenheimer Global Multi Strategies Fund, Cl. I	17,373,626	—		388
Oppenheimer Gold & Special Minerals Fund, Cl. I	10,444,739	—		(271,158)
Oppenheimer Institutional Money Market Fund, Cl. E	7,192,913	1,299		—
Oppenheimer International Bond Fund, Cl. I	64,829,662	516,666		(78,266)
Oppenheimer International Growth Fund, Cl. I	10,799,452	—		840,319
Oppenheimer International Small Company Fund, Cl. I	2,645,640	—		167,209
Oppenheimer International Value Fund, Cl. I	9,093,515	—		164,535
Oppenheimer Limited-Term Government Fund, Cl. I	68,339,144	274,550		(33,802)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	17,632,457	—		1,069,867
Oppenheimer Master Inflation Protected Securities Fund, LLC	43,540,789	284,959	[a]	(22,562)[a]
Oppenheimer Master Loan Fund, LLC	28,690,652	351,608	[b]	2,606 [b]
Oppenheimer Real Estate Fund, Cl. I	15,648,651	46,747		39,350
Oppenheimer Value Fund, Cl. I	53,612,582	346,315		2,733,613

Total	$572,618,333	$3,113,587		$4,402,888

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of April 30, 2014.

3      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objectives of the Master Funds are as follows: The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee.

4      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

5      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$500,386,892	$72,231,441	$—	$572,618,333

Total Assets	$500,386,892	$72,231,441	$—	$572,618,333

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$560,777,510

Gross unrealized appreciation	$16,650,808
Gross unrealized depreciation	(4,809,985)

Net unrealized appreciation	$11,840,823

6      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS April 30, 2014 / Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—10.3%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	5,448,847	$17,817,729
Oppenheimer Currency Opportunities Fund, Cl. I2	878,653	12,301,149
Oppenheimer Global Multi Strategies Fund, Cl. I2	882,777	23,631,941
Oppenheimer Gold & Special Minerals Fund, Cl. I2	761,115	13,768,562
Oppenheimer Master Inflation Protected Securities Fund, LLC	6,028,207	69,549,407
Oppenheimer Real Estate Fund, Cl. I	784,836	20,656,883

		157,725,671

Domestic Equity Funds—40.0%
Oppenheimer Capital Appreciation Fund, Cl. I	3,916,920	243,319,068
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	2,768,834	91,011,587
Oppenheimer Value Fund, Cl. I	8,992,773	276,887,468

		611,218,123

Domestic Fixed Income Funds—25.6%
Oppenheimer Core Bond Fund, Cl. I	34,505,833	236,710,012
Oppenheimer Limited-Term Government Fund, Cl. I	11,981,525	109,271,512
Oppenheimer Master Loan Fund, LLC	3,198,674	45,858,147

		391,839,671

Foreign Equity Funds—16.7%
Oppenheimer Developing Markets Fund, Cl. I	1,088,556	40,254,783
Oppenheimer International Growth Fund, Cl. I	2,648,656	102,900,296
Oppenheimer International Small Company Fund, Cl. I	771,902	25,341,552
Oppenheimer International Value Fund, Cl. I	4,665,741	86,969,421

		255,466,052

Foreign Fixed Income Fund—6.8%
Oppenheimer International Bond Fund, Cl. I	16,899,636	103,594,770

Money Market Fund—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[3]	11,472,967	11,472,967

Total Investments, at Value (Cost $1,214,684,857)	100.1%	1,531,317,254

Liabilities in Excess of Other Assets	(0.1)	(1,202,983)

Net Assets	100.0%	$1,530,114,271

1    OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2014
Oppenheimer Capital Appreciation Fund, Cl. I	4,035,693	60,837	179,610	3,916,920
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	4,913,769	576,149	41,071	5,448,847
Oppenheimer Core Bond Fund, Cl. I	31,779,925	2,979,365	253,457	34,505,833
Oppenheimer Currency Opportunities Fund, Cl. I	869,893	195,347	186,587	878,653
Oppenheimer Developing Markets Fund, Cl. I	1,004,989	92,003	8,436	1,088,556
Oppenheimer Global Multi Strategies Fund, Cl. I	693,686	194,930	5,839	882,777
Oppenheimer Gold & Special Minerals Fund, Cl. I	543,721	223,034	5,640	761,115
Oppenheimer Institutional Money Market Fund, Cl. E	10,210,831	1,346,318	84,182	11,472,967
Oppenheimer International Bond Fund, Cl. I	15,068,612	1,956,119	125,095	16,899,636
Oppenheimer International Growth Fund, Cl. I	2,913,139	42,326	306,809	2,648,656
Oppenheimer International Small Company Fund, Cl. I	932,237	12,167	172,502	771,902
Oppenheimer International Value Fund, Cl. I	4,740,077	73,225	147,561	4,665,741
Oppenheimer Limited-Term Government Fund, Cl. I	10,694,011	1,375,268	87,754	11,981,525
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	2,940,433	43,737	215,336	2,768,834
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,800,467	1,272,002	44,262	6,028,207
Oppenheimer Master Loan Fund, LLC	3,018,491	203,742	23,559	3,198,674
Oppenheimer Real Estate Fund, Cl. I	868,254	15,167	98,585	784,836
Oppenheimer Value Fund, Cl. I	9,766,275	197,314	970,816	8,992,773

2    OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$243,319,068	$—		$(160,528)
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	17,817,729	—		(7,147)
Oppenheimer Core Bond Fund, Cl. I	236,710,012	1,996,108		(570,698)
Oppenheimer Currency Opportunities Fund, Cl. I	12,301,149	—		(83,804)
Oppenheimer Developing Markets Fund, Cl. I	40,254,783	—		(11,869)
Oppenheimer Global Multi Strategies Fund, Cl. I	23,631,941	—		(124)
Oppenheimer Gold & Special Minerals Fund, Cl. I	13,768,562	—		(154,355)
Oppenheimer Institutional Money Market Fund, Cl. E	11,472,967	2,002		—
Oppenheimer International Bond Fund, Cl. I	103,594,770	799,076		(29,365)
Oppenheimer International Growth Fund, Cl. I	102,900,296	—		3,063,484
Oppenheimer International Small Company Fund, Cl. I	25,341,552	—		1,436,061
Oppenheimer International Value Fund, Cl. I	86,969,421	—		(95,090)
Oppenheimer Limited-Term Government Fund, Cl. I	109,271,512	424,288		(26,172)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	91,011,587	—		1,395,633
Oppenheimer Master Inflation Protected Securities Fund, LLC	69,549,407	428,628	[a]	33,063 [a]
Oppenheimer Master Loan Fund, LLC	45,858,147	551,295	[b]	(4,385)[b]
Oppenheimer Real Estate Fund, Cl. I	20,656,883	66,563		728,800
Oppenheimer Value Fund, Cl. I	276,887,468	1,651,346		3,493,282

Total	$1,531,317,254	$5,919,306		$9,006,786

a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of April 30, 2014.

3    OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, and “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objectives of the Master Funds are as follows: The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

4    OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a

5    OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,415,909,700	$115,407,554	$—	$1,531,317,254

Total Assets	$1,415,909,700	$115,407,554	$—	$1,531,317,254

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

6    OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes (Continued)

Federal tax cost of securities	$1,287,126,540

Gross unrealized appreciation	$252,505,506
Gross unrealized depreciation	(8,314,792)

Net unrealized appreciation	$244,190,714

7    OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS     April 30, 2014 / Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—6.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,005,753	$13,098,812
Oppenheimer Currency Opportunities Fund, Cl. I2	440,887	6,172,414
Oppenheimer Global Multi Strategies Fund, Cl. I2	573,719	15,358,468
Oppenheimer Gold & Special Minerals Fund, Cl. I2	507,512	9,180,892
Oppenheimer Master Event-Linked Bond Fund, LLC	1,914,901	27,011,903
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,258,658	60,670,870
Oppenheimer Real Estate Fund, Cl. I	531,979	14,001,676

		145,495,035
Domestic Equity Funds—47.3%
Oppenheimer Capital Appreciation Fund, Cl. I	7,361,934	457,323,357
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	5,239,139	172,210,499
Oppenheimer Value Fund, Cl. I	17,113,007	526,909,490

		1,156,443,346
Domestic Fixed Income Funds—12.8%
Oppenheimer Core Bond Fund, Cl. I	26,584,359	182,368,703
Oppenheimer Limited-Term Government Fund, Cl. I	8,408,178	76,682,579
Oppenheimer Master Loan Fund, LLC	3,766,555	53,999,642

		313,050,924
Foreign Equity Funds—30.4%
Oppenheimer Developing Markets Fund, Cl. I	2,885,638	106,710,896
Oppenheimer International Growth Fund, Cl. I	7,734,709	300,493,455
Oppenheimer International Small Company Fund, Cl. I	2,494,257	81,886,459
Oppenheimer International Value Fund, Cl. I	13,655,094	254,530,943

		743,621,753
Foreign Fixed Income Fund—3.2%
Oppenheimer International Bond Fund, Cl. I	12,649,849	77,543,574
Money Market Fund—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[3]	11,013,928	11,013,928

Total Investments, at Value (Cost $1,699,557,038)	100.1%	2,447,168,560
Liabilities in Excess of Other Assets	(0.1)	(2,962,674)

Net Assets	100.0%	$2,444,205,886

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2014
Oppenheimer Capital Appreciation Fund, Cl. I	7,498,202	50,259	186,527	7,361,934
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	3,425,410	637,236	56,893	4,005,753

1	OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2014	Gross Additions	Gross Reductions		Shares April 30, 2014
Oppenheimer Core Bond Fund, Cl. I	24,311,077	2,650,299	377,017		26,584,359
Oppenheimer Currency Opportunities Fund, Cl. I	445,112	120,523	124,748		440,887
Oppenheimer Developing Markets Fund, Cl. I	2,604,302	324,100	42,764		2,885,638
Oppenheimer Global Multi Strategies Fund, Cl. I	456,414	124,603	7,298		573,719
Oppenheimer Gold & Special Minerals Fund, Cl. I	305,376	209,281	7,145		507,512
Oppenheimer Institutional Money Market Fund, Cl. E	14,190,166	55,446	3,231,684		11,013,928
Oppenheimer International Bond Fund, Cl. I	11,154,152	1,676,384	180,687		12,649,849
Oppenheimer International Growth Fund, Cl. I	8,191,094	54,169	510,554		7,734,709
Oppenheimer International Small Company Fund, Cl. I	2,876,973	17,322	400,038		2,494,257
Oppenheimer International Value Fund, Cl. I	13,907,048	94,981	346,935		13,655,094
Oppenheimer Limited-Term Government Fund, Cl. I	7,413,800	1,113,561	119,183		8,408,178
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	5,568,892	36,182	365,935		5,239,139
Oppenheimer Master Event-Linked Bond Fund, LLC	1,928,964	13,189	27,252		1,914,901
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,714,678	1,618,667	74,687		5,258,658
Oppenheimer Master Loan Fund, LLC	3,542,255	278,195	53,895		3,766,555
Oppenheimer Real Estate Fund, Cl. I	508,869	30,681	7,571		531,979
Oppenheimer Value Fund, Cl. I	17,952,293	218,409	1,057,695		17,113,007

		Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I		$457,323,357	$—		$36,301
Oppenheimer Commodity Strategy Total Return Fund, Cl. I		13,098,812	—		2,072
Oppenheimer Core Bond Fund, Cl. I		182,368,703	1,523,435		(704,858)
Oppenheimer Currency Opportunities Fund, Cl. I		6,172,414	—		(56,262)
Oppenheimer Developing Markets Fund, Cl. I		106,710,896	—		3,201
Oppenheimer Global Multi Strategies Fund, Cl. I		15,358,468	—		2,139
Oppenheimer Gold & Special Minerals Fund, Cl. I		9,180,892	—		(156,689)
Oppenheimer Institutional Money Market Fund, Cl. E		11,013,928	2,582		—
Oppenheimer International Bond Fund, Cl. I		77,543,574	591,107		(69,103)
Oppenheimer International Growth Fund, Cl. I		300,493,455	—		6,435,013
Oppenheimer International Small Company Fund, Cl. I		81,886,459	—		3,604,380
Oppenheimer International Value Fund, Cl. I		254,530,943	—		1,933
Oppenheimer Limited-Term Government Fund, Cl. I		76,682,579	294,032		(31,029)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I		172,210,499	—		3,712,995
Oppenheimer Master Event-Linked Bond Fund, LLC		27,011,903	447,825	[a]	99,230 [a]
Oppenheimer Master Inflation Protected Securities Fund, LLC		60,670,870	347,634	[b]	25,287 [b]
Oppenheimer Master Loan Fund, LLC		53,999,642	641,407	[c]	(9,063)[c]
Oppenheimer Real Estate Fund, Cl. I		14,001,676	38,720		20,959

2	OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Oppenheimer Value Fund, Cl. I	$526,909,490	$3,015,949	$4,386,230

Total	$2,447,168,560	$6,902,691	$17,302,736

a.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of April 30, 2014.

3	OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC, Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objectives of the Master Funds are as follows: The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek total return. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its

4	OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation

5	OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,305,486,145	$141,682,415	$—	$2,447,168,560

Total Assets	$2,305,486,145	$141,682,415	$—	$2,447,168,560

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

6	OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Federal Taxes (Continued)

Federal tax cost of securities	$1,803,381,912

Gross unrealized appreciation	$649,689,918
Gross unrealized depreciation	(5,903,270)

Net unrealized appreciation	$643,786,648

7	OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS    April 30, 2014 / Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Domestic Equity Funds—46.2%
Oppenheimer Capital Appreciation Fund, Cl. I	2,392,314	$148,610,555
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	1,802,543	59,249,572
Oppenheimer Value Fund, Cl. I	5,793,459	178,380,594

		386,240,721
Foreign Equity Funds—53.8%
Oppenheimer Developing Markets Fund, Cl. I	1,662,037	61,462,135
Oppenheimer International Growth Fund, Cl. I	4,760,852	184,959,094
Oppenheimer International Small Company Fund, Cl. I	1,577,146	51,777,707
Oppenheimer International Value Fund, Cl. I	8,125,261	151,454,863

		449,653,799
Total Investments, at Value (Cost $547,835,108)	100.0%	835,894,520
Liabilities in Excess of Other Assets	(0.0)	(230,359)

Net Assets	100.0%	$835,664,161

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2014
Oppenheimer Capital Appreciation Fund, Cl. I	2,385,074	31,097	23,857	2,392,314
Oppenheimer Developing Markets Fund, Cl. I	1,656,290	26,272	20,525	1,662,037
Oppenheimer International Growth Fund, Cl. I	4,746,721	62,709	48,578	4,760,852
Oppenheimer International Small Company Fund, Cl. I	1,573,011	18,060	13,925	1,577,146
Oppenheimer International Value Fund, Cl. I	8,100,656	108,456	83,851	8,125,261
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	1,797,428	22,371	17,256	1,802,543
Oppenheimer Value Fund, Cl. I	5,744,933	104,899	56,373	5,793,459

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$148,610,555	$—	$(1,262)
Oppenheimer Developing Markets Fund, Cl. I	61,462,135	—	(22,718)
Oppenheimer International Growth Fund, Cl. I	184,959,094	—	(113)
Oppenheimer International Small Company Fund, Cl. I	51,777,707	—	1,073
Oppenheimer International Value Fund, Cl. I	151,454,863	—	(33,685)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	59,249,572	—	926
Oppenheimer Value Fund, Cl. I	178,380,594	969,340	(2,938)

Total	$835,894,520	$969,340	$(58,717)

1	OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

2	OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$835,894,520	$—	$—	$835,894,520

Total Assets	$835,894,520	$—	$—	$835,894,520

3	OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$567,369,999

Gross unrealized appreciation	$268,524,521
Gross unrealized depreciation	—

Net unrealized appreciation	$268,524,521

4	OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014